CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Class Of Stock [Line Items]
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	25,000,000	25,000,000
Common Stock
Class Of Stock [Line Items]
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	475,000,000	475,000,000
Common stock shares issued	31,488,715	31,130,715
Common stock shares outstanding	31,280,555	31,130,715
Series A Participating Preferred Stock
Class Of Stock [Line Items]
Preferred stock shares authorized	1,000,000	1,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Series B Preferred Shares
Class Of Stock [Line Items]
Preferred stock shares authorized	2,500,000	2,500,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Series B-1 Preferred Shares
Class Of Stock [Line Items]
Preferred stock shares authorized	2,500,000	2,500,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Series C Preferred Shares
Class Of Stock [Line Items]
Preferred stock shares authorized	2,500,000	2,500,000
Preferred stock shares issued	916,333	916,333
Preferred stock shares outstanding	916,333	916,333